Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	BANCOLOMBIA SA
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Interactive Data Current	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	509,704,584
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Entity Central Index Key	0001071371
Amendment Flag	false
Title of 12(b) Security	American Depositary Shares
Trading Symbol	CIB
Security Exchange Name	NYSE
Entity Voluntary Filers	No
ICFR Auditor Attestation Flag	false
Document Fiscal Period Focus	FY